Cover	Jun. 04, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 04, 2026
Entity Registrant Name	RideNow Group, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-38248
Entity Tax Identification Number	46-3951329
Entity Address, Address Line One	2677 E Willis Road,
Entity Address, City or Town	Chandler,
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85286
City Area Code	480
Local Phone Number	755-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, $0.001 par value
Trading Symbol	RDNW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001596961